Deferred compensation expense (Details) shares in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CHF (SFr) shares		Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2020 CHF (SFr) shares
Deferred compensation expense
Total compensation expense relating to deferred compensation		SFr 1,360,000,000		SFr 1,447,000,000	SFr 1,717,000,000
Total shares delivered
Minimum total compensation of certain employees to whom share awards are granted	$ 250,000	250,000
Deferred cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation		637,000,000		350,000,000	398,000,000
Retention Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation		174,000,000		123,000,000	43,000,000
Compensation expense relating to deferred compensation, of which granted in current year		69,000,000
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation		(3,000,000)		202,000,000	255,000,000
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation		SFr (3,000,000)	[1]	SFr 290,000,000	SFr 448,000,000
Stock compensation plan
Total shares delivered
Total shares delivered (in shares) | shares	60.3	60.3		58.5	50.7
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation		SFr 307,000,000		SFr 482,000,000	SFr 573,000,000
Stock compensation plan | Strategic Delivery Plan
Deferred compensation expense
Total compensation expense relating to deferred compensation		248,000,000
Bank
Deferred compensation expense
Total compensation expense relating to deferred compensation		1,318,000,000		1,434,000,000	1,648,000,000
Bank | Deferred cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation		623,000,000		370,000,000	378,000,000
Bank | Retention Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation		170,000,000		123,000,000	43,000,000
Compensation expense relating to deferred compensation, of which granted in current year		65,000,000
Bank | Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation		(4,000,000)		194,000,000	245,000,000
Bank | Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation		SFr 1,000,000	[2]	SFr 281,000,000	SFr 427,000,000
Bank | Stock compensation plan
Total shares delivered
Total shares delivered (in shares) | shares	56.7	56.7		55.7	48.3
Bank | Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation		SFr 293,000,000		SFr 466,000,000	SFr 555,000,000
Bank | Stock compensation plan | Strategic Delivery Plan
Deferred compensation expense
Total compensation expense relating to deferred compensation		SFr 235,000,000

[1]	Included downward adjustment applied to outstanding performance share awards.
[2]	Included downward adjustment applied to outstanding performance share awards.